Oil and Gas Properties	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Oil and Gas Properties

6. Oil and Gas Properties

	SASB	Cendere	Total
Cost
As at January 1, 2021	$1,792,155	$2,448,180	$4,240,335
Additions	66,122	-	66,122
Change in ARO estimate	(459,601)	5,305	(454,296)
As at December 31, 2021	$1,398,676	$2,453,485	$3,852,161
Additions	44,369,191	-	44,369,191
JV Contribution	(6,656,785)	-	(6,656,785)
Change in ARO estimate	(3,865,772)	(5,562)	(3,871,334)
Currency translation adjustment	(4,748,897)	-	(4,748,897)
Impact of hyperinflation	837,908	110,090	947,998
As at December 31, 2022	31,334,321	2,558,013	33,892,334
Additions	56,381,768	-	56,381,768
JV Contribution	(29,623,835)	-	(29,623,835)
Change in ARO estimate and additions	706,159	102	706,261
Currency translation adjustment	(17,696,392)	(948,518)	(18,644,910)
Impact of hyperinflation	21,039,584	1,042,395	22,081,979
Reclassified as assets held for sale (Note 5)	(3,036,216)	-	(3,036,216)
As at December 31, 2023	$59,105,389	$2,651,992	$61,757,381

Accumulated depletion
As at January 1, 2021	$555,201	$1,460,661	$2,015,862
Depletion	188,446	227,240	415,686
As at December 31, 2021	$743,647	$1,687,901	$2,431,548
Depletion	1,263,556	187,476	1,451,032
Impact of hyperinflation	(34,215)	(5,825)	(40,040)
As at December 31, 2022	1,972,988	1,869,552	3,842,540
Depletion	5,038,009	81,165	5,119,174
Currency translation adjustment	(731,475)	(693,127)	(1,424,602)
Impact of hyperinflation	804,164	762,005	1,566,169
As at December 31, 2023	$7,083,686	$2,019,595	$9,103,281

Net book value
As at December 31, 2021	$655,029	$765,584	$1,420,613
As at December 31, 2022	$29,361,333	$688,461	$30,049,794
As at December 31, 2023	$52,021,703	$632,397	$52,654,100

Cendere oil field

The Cendere onshore oil field, which is located in South East Turkey has a total of 25 wells. The operator of the Cendere Field is Türkiye Petrolleri Anonim Ortaklığı (“TPAO”). The Company’s interest is 19.6% for all wells except for wells C-13, C-15 and C-16, for which its interest is 9.8%. As at December 31, 2023, the depletion calculation includes future development costs of $65,000 (2022 - $65,000) based on the most recent reserve report.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Restated Consolidated Financial Statements

For the years ended December 31, 2023, 2022, and 2021

(Expressed in U.S. dollars)

6.	Oil and Gas Properties (continued)

The South Akcakoca Sub-Basin (“SASB”)

The Company owns offshore production licenses called the South Akcakoca Sub-Basin (“SASB”). The Company owns a 49% working interest in SASB in partnership with TPAO. SASB has four producing fields, each with a production platform plus subsea pipelines that connect the fields to an onshore gas plant. The four SASB fields are located off the north coast of Turkey towards the western end of the Black Sea.

Management assesses each field for impairment indicators at each reporting date. Impairment indicators considered include the following:

●	Plans to discontinue or dispose of the asset before the previously expected date;
●	Significant reductions in estimates or reserves;
●	Significant cost overrun on a capital project;
●	Significant increases in the expected cost of dismantling assets and restoring the site; and
●	Production difficulties.

As at December 31, 2023, the Company performed an assessment of potential impairment indicators and noted that the Company’s net asset value was greater than its market capitalization. As a result of the impairment indicator noted, the Company performed an impairment test in accordance with IFRS using fair value less cost to sell. For the purposes of testing impairment and determining fair value less cost to sell, the Company used a 30 year forecast of net cash flows obtained from the annual reserve report discounted at 10% and 20% to estimate the fair value of the oil and gas properties. The resulting recoverable amount exceeded the book values of the oil and gas properties and as such, no impairment charge was recognized as at December 31, 2023. As at December 31, 2023, the depletion calculation includes future development costs of $35,144,000 (2022 - $49,960,000) based on the most recent reserve report.